UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Michael W. Stockton

International Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

International Growth and Income FundSM Semi-annual report for the six months ended December 31, 2016

International Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2016:

			Lifetime
Class A shares	1 year	5 years	(since 10/1/08)

Reflecting 5.75% maximum sales charge	–3.72%	3.71%	5.02%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.91% for Class A shares as of the prospectus dated January 1, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2017, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.13%.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

International equity markets rebounded during the first half of the fund’s fiscal year, supported by ongoing central bank stimulus, expectations for an improving global economy and a measure of enthusiasm for political change in the United States.

For the six months ended December 31, 2016, International Growth and Income Fund generated a 2.75% total return. This result includes dividend payments totaling about 28 cents a share for the period.

The fund lagged its primary benchmark, the MSCI ACWI (All Country World Index) ex USA, which recorded a 5.57% gain. The index, which reflects the returns of more than 40 developed- and developing-country stock markets, is unmanaged and, therefore, has no expenses. The fund also trailed the 4.36% total return of the Lipper International Funds Index, a peer group measure. We are disappointed with the fund’s result in comparison with these benchmarks. However, we continue to believe that the fund’s focus on established, dividend-paying companies will prove rewarding to investors over the long term. As the results below show, the fund has outpaced both indexes over its lifetime.

Results at a glance

For periods ended December 31, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 10/1/08)

International Growth and Income Fund (Class A shares)	2.75%	2.15%	4.95%	5.78%
MSCI ACWI (All Country World Index) ex USA*	5.57	4.50	5.00	3.57
Lipper International Funds Index†	4.36	1.70	6.87	4.30

*	Source: MSCI. The market index is unmanaged and, therefore, has no expenses. The index reflects dividends net of withholding taxes. Investors cannot invest directly in an index.

†	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

International Growth and Income Fund	1

The economic and market environment

While the first six months of the fiscal year was a generally positive period, investors in international markets experienced swings from gains to losses and back again, as investors focused much of their attention on shifting political events, most notably the U.K. vote to leave the European Union — which occurred just prior to the start of the period — and the U.S. presidential election in November. The outcome of each event somewhat surprised investors and initially triggered volatility, but markets were less affected by the outcomes than many had predicted. On balance, a strengthening U.S. dollar tempered gains for U.S.-based investors in most international markets. (As the dollar rises, prices for a company’s shares denominated in euro or yen, for example, are diminished when they are converted to U.S. dollars.)

In Europe, stocks rebounded from steep losses earlier in the year that were triggered in part by the Brexit vote in the U.K. Investor sentiment reversed course as it became evident that the European and U.K. economies would not suffer immediate consequences from the departure of a key EU nation. Central bank stimulus measures and optimism for an improving global economy also provided a boost to European shares. Toward the end of the period investors shrugged off political turmoil in Italy that triggered the resignation of Prime Minister Matteo Renzi, following the defeat of a controversial government reform referendum. Overall, the MSCI Europe Index advanced 4.98%* for U.S. investors. U.K. shares rose 3.05%.

Japanese stocks rose sharply amid a weakening yen and positive economic data. Industrial production increased 1.5% in November. Retail sales climbed 1.7% in the same period, the first increase since February 2016. The yen fell 12.0% against the U.S. dollar, providing a boost to exporters including auto manufacturers, but tempering gains for U.S. investors. Overall, the MSCI Japan Index advanced 8.42% in U.S. dollar terms.

*	Unless otherwise noted, country stock returns are based on MSCI indexes, expressed in U.S. dollars, and assume the reinvestment of dividends. Results reflect dividends net of withholding taxes.

Largest equity holdings

(as of December 31, 2016)

Company	Country of domicile	Percent of net assets
TSMC	Taiwan	3.4%
Royal Dutch Shell	United Kingdom	2.6
Enbridge	Canada	2.2
British American Tobacco	United Kingdom	2.0
Prudential	United Kingdom	1.7
TOTAL	France	1.7
Nintendo	Japan	1.5
AstraZeneca	United Kingdom	1.5
Nestlé	Switzerland	1.4
ProSiebenSat.1 Media SE	Germany	1.2

2	International Growth and Income Fund

In emerging markets, Chinese stocks gained 5.86%, as encouraging economic data outweighed concerns about trade relations with the U.S. following the election of Donald Trump as president. In India, stocks fell 2.54% after the government said it would pull a majority of the country’s currency from circulation and replace it with new bills. Aimed at curbing tax evasion and corruption, the effort raised concerns that it would choke spending in the world’s fastest-growing economy.

Brazil (+13.59%) was bolstered by improving commodities prices and optimism over new political leadership after the impeachment of President Dilma Rousseff. Russian stocks soared 28.56%, supported by a surge in oil prices following an OPEC agreement to curb output and speculation that Russia-U.S. relations would improve under a Trump administration.

Generally speaking, economically sensitive areas of the market posted gains whereas defensive sectors, such as consumer staples (–8.38%), health care (–9.88%) and utilities (–7.00%) lost ground.

What helped and hurt

During the first half of the fiscal year, those companies that generated the strongest returns were growth-oriented companies that pay no dividends and companies with the highest dividend yields, which often signifies a company is perceived to be of lower quality. While the fund invests in a broad spectrum of companies, its focus on high-quality companies that often pay moderate dividend yields proved to be a drag on returns in relative terms.

We remind investors that the fund’s managers invest in individual companies based on their merits, not in broad areas of the stock market or macroeconomic themes. That said, we continue to believe strongly in a focus on well-established companies with solid businesses that often pay dividends. Dividends have historically been a key driver of total returns, and we continue to believe in the value of dividend-focused investing over the long term.

Select information technology companies were among the fund’s strongest contributors. Semiconductor maker TSMC, the fund’s top holding, rose 10.74% after the company beat earnings forecasts in the first, second and third quarters, raising its guidance for 2016 as it ramped up wafer production to meet demand for Apple’s iPhone 7. Japanese videogame maker Nintendo surged 46.51% on the company’s push into mobile gaming, backed by the runaway success of the Pokémon Go smartphone game.

The financial sector recorded some of the strongest returns in the broader market, and a number of the fund’s positions in financial companies generated solid gains, including No. 5 holding Prudential (+17.08%), Banco Santander (+34.09%) and Sun Hung Kai Properties (+3.92%). However, financials proved to be a source of relative weakness for the fund, due to a relatively light exposure and unfavorable stock selection.

International Growth and Income Fund	3

Where the fund’s assets were invested

Percent of net assets by country of domicile as of 12/31/2016

	International Growth	MSCI ACWI
Europe	and Income Fund	ex USA*
Euro zone†	20.9%	21.7%
United Kingdom	15.5	12.9
Switzerland	4.7	6.1
Denmark	2.4	1.2
Russian Federation	1.8	1.0
Sweden	1.2	2.0
Other Europe	—	1.1
	46.5	46.0
Asia/Pacific
Japan	9.1	17.0
Hong Kong	7.2	2.3
Taiwan	4.7	2.8
India	3.2	1.9
China	3.2	6.0
Australia	2.7	5.2
Other Asia/Pacific	1.5	6.3
	31.6	41.5
The Americas
Canada	6.2	7.0
Brazil	2.8	1.7
United States	2.5	—
Mexico	1.2	.8
Other Americas	—	.5
	12.7	10.0
Other
South Africa	.8	1.6
Other countries	—	.9
	.8	2.5
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	8.4	—

Total	100.0%	100.0%

*	The MSCI ACWI (All Country World Index) ex USA is weighted by market capitalization.
†	Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

4	International Growth and Income Fund

In a period marked by strengthening oil prices, investments in energy companies were mixed. Integrated oil companies Royal Dutch Shell (+3.77%) and TOTAL (+5.86%), the fund’s second- and sixth- largest holdings respectively, rose. However, No. 3 holding Enbridge, a Canadian energy delivery company, declined 0.66%.

Elsewhere among the fund’s top 10 holdings, British American Tobacco (–12.74%), Swiss food and beverage maker Nestlé (–7.01%), pharmaceutical giant AstraZeneca (–8.90%), and German media company ProSiebenSat.1 Media (–11.47%) all lost ground.

Looking forward

The global economy remains on a path of slow growth, and a number of challenges remain. We have seen some positive developments in Europe, but markets could experience volatility in the coming months due to Brexit fallout and other political developments. Several European countries, including Germany and France, are holding key elections in 2017.

Similarly, in the U.S. questions remain about the future direction of trade policy under President Trump. That said, the economy continues to gain momentum and investors have been encouraged by the prospect of corporate tax reform and infrastructure spending under the new administration. With the U.S. economy improving steadily, we expect the U.S. Federal Reserve to raise rates gradually in the near future.

Rising rates in the U.S. and changes to trade policy could result in volatility in emerging markets in the coming months. That said, with commodity prices on the rise and global economic growth finding its footing, the backdrop for emerging markets has also brightened.

As always, we continue to work hard to identify what we believe are great companies in markets around the world that pay dividends and offer long-term growth potential.

We thank you for your continued support and look forward to reporting back to you at the end of the fiscal year.

Cordially,

Steven T. Watson	Andrew B. Suzman
Vice Chairman of the Board	President

February 13, 2017

For current information about the fund, visit americanfunds.com.

International Growth and Income Fund	5

Summary investment portfolio December 31, 2016	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Euro zone*	20.90%
United Kingdom	15.48
Japan	9.12
Hong Kong	7.23
Canada	6.21
Switzerland	4.71
Taiwan	4.65
India	3.21
China	3.20
Other countries	16.93
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	8.36

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks 91.36%	Shares	Value (000)
Financials 15.43%
Prudential PLC[1]	9,193,572	$183,376
Toronto-Dominion Bank	2,583,000	127,395
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	24,900,000	126,233
AXA SA1	4,711,200	118,882
AIA Group Ltd.[1]	18,914,600	105,851
Banco Santander, SA1	19,417,023	101,361
ICICI Bank Ltd.[1]	14,145,300	53,038
ICICI Bank Ltd. (ADR)	5,750,000	43,068
National Australia Bank Ltd.[1]	4,244,191	93,675
Svenska Handelsbanken AB, Class A1	5,707,000	79,294
HDFC Bank Ltd.[1]	2,396,694	46,732
HDFC Bank Ltd. (ADR)	453,707	27,531
Other securities		526,141
		1,632,577

6	International Growth and Income Fund

	Shares	Value (000)
Energy 11.22%
Royal Dutch Shell PLC, Class B1	9,396,400	$268,134
Royal Dutch Shell PLC, Class B (ADR)	180,000	10,435
Enbridge Inc. (CAD denominated)	5,449,155	229,306
TOTAL SA1	3,458,745	176,561
Schlumberger Ltd.	1,210,000	101,580
Pembina Pipeline Corp.	2,981,591	93,180
LUKOIL Oil Co. PJSC (ADR)[1]	1,305,000	73,082
Other securities		234,678
		1,186,956

Consumer discretionary 10.56%
ProSiebenSat.1 Media SE1	3,335,000	128,924
MGM China Holdings Ltd.[1]	60,772,800	125,455
HUGO BOSS AG1	1,579,298	97,449
Christian Dior SE1	423,800	88,789
Sony Corp.[1]	3,045,000	84,624
Other securities		592,140
		1,117,381

Information technology 9.49%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	63,603,506	356,182
Nintendo Co., Ltd.[1]	757,900	158,436
Murata Manufacturing Co., Ltd.[1]	667,000	88,823
Vanguard International Semiconductor Corp.[1]	50,975,000	88,380
AAC Technologies Holdings Inc.[1]	7,917,000	71,226
Other securities		241,144
		1,004,191

Industrials 7.99%
Flughafen Zürich AG1	617,000	114,476
BAE Systems PLC[1]	13,690,000	99,419
Komatsu Ltd.[1]	3,950,000	89,156
International Consolidated Airlines Group, SA (CDI)[1]	14,485,000	78,555
Wolseley PLC[1]	1,262,427	77,127
Other securities		386,255
		844,988

Consumer staples 6.98%
British American Tobacco PLC[1]	3,748,300	212,824
Nestlé SA1	2,003,700	143,718
Kao Corp.[1]	1,667,000	78,871
Other securities		302,348
		737,761

Telecommunication services 6.20%
Vodafone Group PLC[1]	49,020,000	120,564
Mobile TeleSystems OJSC (ADR)	9,208,000	83,885
China Mobile Ltd.[1]	7,275,000	76,284
Other securities		375,062
		655,795

International Growth and Income Fund	7

Common stocks (continued)	Shares	Value (000)
Utilities 6.02%
Enel SPA[1]	24,440,500	$107,553
Power Assets Holdings Ltd.[1]	12,206,500	107,539
Northland Power Inc.	4,659,000	80,851
Other securities		340,641
		636,584

Materials 4.69%
Rio Tinto PLC[1]	2,717,000	103,465
James Hardie Industries PLC (CDI)[1]	5,265,000	83,366
Koninklijke DSM NV1	1,265,000	75,731
Other securities		233,538
		496,100

Health care 4.68%
AstraZeneca PLC[1]	2,870,000	155,650
Other securities		339,012
		494,662

Real estate 3.24%
Link REIT[1]	17,712,152	114,376
Sun Hung Kai Properties Ltd.[1]	8,373,069	104,832
Other securities		123,659
		342,867

Miscellaneous 4.86%
Other common stocks in initial period of acquisition		514,220

Total common stocks (cost: $9,165,099,000)		9,664,082

Preferred securities 0.28%
Financials 0.28%
Other securities		30,000

Total preferred securities (cost: $30,265,000)		30,000

Convertible bonds 0.29%	Principal amount (000)
Consumer staples 0.15%
Other securities		16,059

Miscellaneous 0.14%
Other convertible bonds in initial period of acquisition		14,579

Total convertible bonds (cost: $43,060,000)		30,638

Bonds, notes & other debt instruments 0.94%
Bonds & notes of governments & government agencies outside the U.S. 0.49%
Other securities		51,588

8	International Growth and Income Fund

	Principal amount (000)	Value (000)
Corporate bonds & notes 0.31%
Other securities		$33,187

U.S. Treasury bonds & notes 0.14%
U.S. Treasury 0.14%
Other securities		14,787

Total bonds, notes & other debt instruments (cost: $89,488,000)		99,562

Short-term securities 7.25%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.66%–0.72% due 1/5/2017–2/1/2017	$50,900	50,885
Federal Home Loan Bank 0.38%–0.52% due 1/11/2017–2/28/2017	289,806	289,725
Toronto-Dominion Holdings USA Inc. 0.69%–0.70% due 1/20/2017–1/31/2017[2]	75,000	74,971
Total Capital Canada Ltd. 0.93% due 3/20/2017[2]	50,000	49,904
Victory Receivables Corp. 0.82% due 1/18/2017[2]	20,000	19,994
Other securities		281,181

Total short-term securities (cost: $766,615,000)		766,660
Total investment securities 100.12% (cost: $10,094,527,000)		10,590,942
Other assets less liabilities (0.12)%		(12,240)

Net assets 100.00%		$10,578,702

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

International Growth and Income Fund	9

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $191,261,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	1/6/2017	HSBC Bank	$12,597	A$16,500	$692
British pounds	1/13/2017	Bank of America, N.A.	$60,413	£48,000	1,231
British pounds	1/13/2017	JPMorgan Chase	$26,452	£21,000	560
British pounds	1/24/2017	Bank of America, N.A.	$9,902	£7,950	97
Japanese yen	1/6/2017	JPMorgan Chase	$4,473	¥465,000	492
Japanese yen	1/10/2017	Citibank	$7,385	¥836,200	225
Japanese yen	1/19/2017	Bank of America, N.A.	$10,673	¥1,162,000	718
Japanese yen	1/24/2017	Bank of New York Mellon	$6,701	¥789,287	(63)
Japanese yen	2/17/2017	UBS AG	$4,050	¥465,000	62
Japanese yen	3/14/2017	Bank of America, N.A.	$5,243	¥600,000	90
					$4,104

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $8,079,311,000, which represented 76.37% of the net assets of the fund. This amount includes $7,984,052,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $388,138,000, which represented 3.67% of the net assets of the fund.

Key to abbreviations and symbols

A$ = Australian dollars

ADR = American Depositary Receipts

£ = British pounds

CAD = Canadian dollars

CDI = CREST Depository Interest

¥ = Japanese yen

See Notes to Financial Statements

10	International Growth and Income Fund

Financial statements

Statement of assets and liabilities at December 31, 2016	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $10,094,527)		$10,590,942
Cash		802
Cash denominated in currencies other than U.S. dollars (cost: $1,177)		1,177
Unrealized appreciation on open forward currency contracts		4,167
Receivables for:
Sales of investments	$8,135
Sales of fund’s shares	33,304
Dividends and interest	23,091
Other	6	64,536
		10,661,624
Liabilities:
Unrealized depreciation on open forward currency contracts		63
Payables for:
Purchases of investments	42,790
Repurchases of fund’s shares	29,777
Investment advisory services	4,376
Services provided by related parties	1,741
Trustees’ deferred compensation	1,748
Other	2,427	82,859
Net assets at December 31, 2016		$10,578,702

Net assets consist of:
Capital paid in on shares of beneficial interest		$11,187,386
Distributions in excess of net investment income		(43,053)
Accumulated net realized loss		(1,064,747)
Net unrealized appreciation		499,116
Net assets at December 31, 2016		$10,578,702

See Notes to Financial Statements

International Growth and Income Fund	11

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (373,828 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$4,233,970	149,615	$28.30
Class B	2,197	77	28.36
Class C	244,436	8,660	28.23
Class F-1	364,282	12,863	28.32
Class F-2	3,339,281	117,972	28.31
Class 529-A	118,176	4,181	28.27
Class 529-B	71	2	28.37
Class 529-C	27,848	990	28.13
Class 529-E	4,087	145	28.27
Class 529-F-1	12,208	431	28.30
Class R-1	7,953	282	28.23
Class R-2	48,127	1,709	28.16
Class R-2E	1,063	38	28.21
Class R-3	58,600	2,075	28.25
Class R-4	77,452	2,739	28.28
Class R-5E	10	— *	28.28
Class R-5	28,034	986	28.44
Class R-6	2,010,907	71,063	28.30

*	Amount less than one thousand.

See Notes to Financial Statements

12	International Growth and Income Fund

Statement of operations for the six months ended December 31, 2016	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $7,754)	$116,294
Interest (net of non-U.S. taxes of $40)	7,592	$123,886

Fees and expenses*:
Investment advisory services	26,581
Distribution services	8,409
Transfer agent services	6,174
Administrative services	1,818
Reports to shareholders	441
Registration statement and prospectus	505
Trustees’ compensation	182
Auditing and legal	36
Custodian	1,399
Other	98	45,643
Net investment income		78,243

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $317)	(115,832)
Forward currency contracts	13,324
Currency transactions	(4,114)	(106,622)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $1,068)	336,332
Forward currency contracts	(1,991)
Currency translations	581	334,922
Net realized loss and unrealized appreciation		228,300
Net increase in net assets resulting from operations		$306,543

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

International Growth and Income Fund	13

Statements of changes in net assets

	(dollars in thousands)

	Six months ended	Year ended
	December 31,	June 30,
	2016*	2016
Operations:
Net investment income	$78,243	$267,017
Net realized loss	(106,622)	(870,908)
Net unrealized appreciation (depreciation)	334,922	(569,729)
Net increase (decrease) in net assets resulting from operations	306,543	(1,173,620)

Dividends paid to shareholders from net investment income	(109,883)	(295,115)

Net capital share transactions	(145,902)	1,083,339

Total increase (decrease) in net assets	50,758	(385,396)

Net assets:
Beginning of period	10,527,944	10,913,340
End of period (including distributions in excess of net investment income: $(43,053) and $(11,413), respectively)	$10,578,702	$10,527,944

*	Unaudited.

See Notes to Financial Statements

14	International Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

International Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

International Growth and Income Fund	15

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

16	International Growth and Income Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

International Growth and Income Fund	17

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

18	International Growth and Income Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$383,907	$1,248,670	$—	$1,632,577
Energy	488,622	698,334	—	1,186,956
Consumer discretionary	39,318	1,078,063	—	1,117,381
Information technology	10,537	993,654	—	1,004,191
Industrials	77,147	767,841	—	844,988
Consumer staples	44,503	693,258	—	737,761
Telecommunication services	85,090	570,705	—	655,795
Utilities	80,851	555,733	—	636,584
Materials	20,151	475,949	—	496,100
Health care	53,670	440,992	—	494,662
Real estate	87,660	255,207	—	342,867
Miscellaneous	213,315	300,905	—	514,220
Preferred securities	30,000	—	—	30,000
Convertible bonds	—	30,638	—	30,638
Bonds, notes & other debt instruments	—	99,562	—	99,562
Short-term securities	—	766,660	—	766,660
Total	$1,614,771	$8,976,171	$—	$10,590,942

See the following page for footnotes.

International Growth and Income Fund	19

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,167	$—	$4,167
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(63)	—	(63)
Total	$—	$4,104	$—	$4,104

*	Securities with a value of $7,984,052,000, which represented 75.47% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign

20	International Growth and Income Fund

withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

International Growth and Income Fund	21

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, December 31, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$4,167	Unrealized depreciation on open forward currency contracts	$63

		Net realized gain		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$13,324	Net unrealized depreciation on forward currency contracts	$(1,991)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

22	International Growth and Income Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2016, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$2,136	$—	$(2,136)	$—	$—
Citibank	225	—	(225)	—	—
HSBC Bank	692	—	(571)	—	121
JPMorgan Chase	1,052	—	(1,052)	—	—
UBS AG	62	—	(62)	—	—
Total	$4,167	$—	$(4,046)	$—	$121
Liabilities:
Bank of New York Mellon	$63	$—	$—	$—	$63

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, and by state tax authorities and tax authorities outside the U.S. for tax years before 2011.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

International Growth and Income Fund	23

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$28,598
Capital loss carryforward*	(944,157)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of December 31, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$1,094,800
Gross unrealized depreciation on investment securities	(643,767)
Net unrealized appreciation on investment securities	451,033
Cost of investment securities	10,139,909

24	International Growth and Income Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended		Year ended
	December 31,		June 30,
Share class	2016		2016
Class A	$43,311		$127,462
Class B	17		127
Class C	1,482		5,551
Class F-1	3,327		35,108
Class F-2	36,205		70,960
Class 529-A	1,142		3,237
Class 529-B	—	*	6
Class 529-C	159		566
Class 529-E	35		108
Class 529-F-1	126		316
Class R-1	57		225
Class R-2	304		919
Class R-2E	7		4
Class R-3	503		1,439
Class R-4	766		2,040
Class R-5E†	—	*	—	*
Class R-5	312		773
Class R-6	22,130		46,274
Total	$109,883		$295,115

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.440% on such assets in excess of $17 billion. For the six months ended December 31, 2016, the investment advisory services fee was $26,581,000, which was equivalent to an annualized rate of 0.488% of average daily net assets.

International Growth and Income Fund	25

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of December 31, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

26	International Growth and Income Fund

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended December 31, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$5,573	$3,223		$226		Not applicable
Class B	19	3		Not applicable		Not applicable
Class C	1,315	192		66		Not applicable
Class F-1	742	451		149		Not applicable
Class F-2	Not applicable	1,983		817		Not applicable
Class 529-A	125	77		30		$42
Class 529-B	1	—	*	—	*	—	*
Class 529-C	142	20		7		10
Class 529-E	10	1		1		2
Class 529-F-1	—	7		3		4
Class R-1	45	6		2		Not applicable
Class R-2	184	89		12		Not applicable
Class R-2E	2	1		—	*	Not applicable
Class R-3	153	55		15		Not applicable
Class R-4	98	45		20		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	8		7		Not applicable
Class R-6	Not applicable	13		463		Not applicable
Total class-specific expenses	$8,409	$6,174		$1,818		$58

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of

International Growth and Income Fund	27

$182,000 in the fund’s statement of operations reflects $169,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended December 31, 2016

Class A	$267,663	9,324		$42,299		1,461		$(588,801)	(20,540)	$(278,839)	(9,755)
Class B	12	—	[2]	17		—	[2]	(2,862)	(99)	(2,833)	(99)
Class C	15,518	542		1,457		50		(40,868)	(1,428)	(23,893)	(836)
Class F-1	219,015	7,685		3,268		113		(654,754)	(22,553)	(432,471)	(14,755)
Class F-2	646,370	22,463		35,217		1,217		(414,499)	(14,434)	267,088	9,246
Class 529-A	8,021	280		1,141		39		(10,609)	(370)	(1,447)	(51)
Class 529-B	11	—	[2]	—	[2]	—	[2]	(170)	(6)	(159)	(6)
Class 529-C	2,107	74		159		6		(3,297)	(116)	(1,031)	(36)
Class 529-E	321	11		35		2		(331)	(12)	25	1
Class 529-F-1	1,693	59		126		4		(1,161)	(40)	658	23
Class R-1	680	24		57		2		(2,956)	(103)	(2,219)	(77)
Class R-2	6,789	237		304		11		(7,074)	(247)	19	1
Class R-2E	718	25		7		1		(14)	(1)	711	25
Class R-3	9,820	342		502		17		(12,128)	(423)	(1,806)	(64)
Class R-4	9,821	342		766		26		(8,514)	(295)	2,073	73
Class R-5E	—	—		—		—		—	—	—	—
Class R-5	4,562	159		311		11		(3,590)	(125)	1,283	45
Class R-6	348,832	12,228		22,120		765		(44,013)	(1,521)	326,939	11,472
Total net increase (decrease)	$1,541,953	53,795		$107,786		3,725		$(1,795,641)	(62,313)	$(145,902)	(4,793)

28	International Growth and Income Fund

				Reinvestments of					Net increase
	Sales[1]			dividends			Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended June 30, 2016

Class A	$832,396	29,097		$124,734	4,321		$(906,838)	(31,885)	$50,292	1,533
Class B	226	8		126	4		(4,203)	(146)	(3,851)	(134)
Class C	48,898	1,699		5,463	189		(71,290)	(2,502)	(16,929)	(614)
Class F-1	425,935	14,665		34,847	1,209		(1,130,527)	(40,222)	(669,745)	(24,348)
Class F-2	1,870,840	66,385		68,371	2,367		(783,857)	(27,542)	1,155,354	41,210
Class 529-A	18,987	658		3,236	112		(17,662)	(614)	4,561	156
Class 529-B	15	1		6	—	[2]	(228)	(8)	(207)	(7)
Class 529-C	4,614	162		566	20		(5,206)	(184)	(26)	(2)
Class 529-E	625	22		108	4		(1,093)	(39)	(360)	(13)
Class 529-F-1	4,165	150		316	11		(3,166)	(110)	1,315	51
Class R-1	1,483	52		225	7		(2,990)	(104)	(1,282)	(45)
Class R-2	15,668	550		918	32		(14,267)	(500)	2,319	82
Class R-2E	408	15		4	—	[2]	(51)	(2)	361	13
Class R-3	23,933	831		1,438	50		(17,429)	(607)	7,942	274
Class R-4	28,385	990		2,039	71		(18,559)	(659)	11,865	402
Class R-5E3	10	—	[2]	—	—		—	—	10	— [2]
Class R-5	7,819	272		772	27		(5,255)	(182)	3,336	117
Class R-6	562,792	19,664		46,145	1,602		(70,553)	(2,477)	538,384	18,789
Total net increase (decrease)	$3,847,199	135,221		$289,314	10,026		$(3,053,174)	(107,783)	$1,083,339	37,464

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,950,583,000 and $1,720,333,000, respectively, during the six months ended December 31, 2016.

International Growth and Income Fund	29

Financial highlights

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class A:
Six months ended 12/31/2016[5,6]	$27.81	$.19	$.58	$.77
Year ended 6/30/2016	31.99	.73	(4.11)	(3.38)
Year ended 6/30/2015	36.56	.79	(3.53)	(2.74)
Year ended 6/30/2014	32.06	1.23	5.82	7.05
Year ended 6/30/2013	27.81	.84	4.26	5.10
Year ended 6/30/2012	32.48	.82	(4.12)	(3.30)
Class B:
Six months ended 12/31/2016[5,6]	27.83	.09	.57	.66
Year ended 6/30/2016	31.99	.45	(4.05)	(3.60)
Year ended 6/30/2015	36.54	.49	(3.48)	(2.99)
Year ended 6/30/2014	32.04	.92	5.85	6.77
Year ended 6/30/2013	27.78	.57	4.30	4.87
Year ended 6/30/2012	32.44	.57	(4.09)	(3.52)
Class C:
Six months ended 12/31/2016[5,6]	27.74	.08	.58	.66
Year ended 6/30/2016	31.91	.48	(4.08)	(3.60)
Year ended 6/30/2015	36.47	.53	(3.52)	(2.99)
Year ended 6/30/2014	32.00	.95	5.80	6.75
Year ended 6/30/2013	27.76	.59	4.25	4.84
Year ended 6/30/2012	32.42	.58	(4.10)	(3.52)
Class F-1:
Six months ended 12/31/2016[5,6]	27.80	.20	.56	.76
Year ended 6/30/2016	31.98	.61	(4.00)	(3.39)
Year ended 6/30/2015	36.55	.80	(3.56)	(2.76)
Year ended 6/30/2014	32.06	1.23	5.79	7.02
Year ended 6/30/2013	27.81	.94	4.16	5.10
Year ended 6/30/2012	32.49	.84	(4.16)	(3.32)
Class F-2:
Six months ended 12/31/2016[5,6]	27.82	.23	.58	.81
Year ended 6/30/2016	32.00	.87	(4.19)	(3.32)
Year ended 6/30/2015	36.57	.91	(3.58)	(2.67)
Year ended 6/30/2014	32.07	1.32	5.80	7.12
Year ended 6/30/2013	27.81	.92	4.26	5.18
Year ended 6/30/2012	32.50	.97	(4.23)	(3.26)
Class 529-A:
Six months ended 12/31/2016[5,6]	27.78	.19	.57	.76
Year ended 6/30/2016	31.96	.70	(4.10)	(3.40)
Year ended 6/30/2015	36.52	.77	(3.52)	(2.75)
Year ended 6/30/2014	32.03	1.21	5.80	7.01
Year ended 6/30/2013	27.78	.83	4.25	5.08
Year ended 6/30/2012	32.46	.81	(4.14)	(3.33)

30	International Growth and Income Fund

Dividends and distributions
						Ratio of		Ratio of
Dividends		Total				expenses to		expenses to		Ratio of
(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		net income
investment	(from capital	and	value, end		end of period	assets before		assets after		to average
income)	gains)	distributions	of period	Total return[3,4]	(in millions)	reimbursements		reimbursements[4]		net assets[2,4]
$(.28)	$—	$(.28)	$28.30	2.75%[7]	$4,234	.94%[8]		.94%[8]		1.34%[8]
(.80)	—	(.80)	27.81	(10.62)	4,432	.91		.91		2.52
(.86)	(.97)	(1.83)	31.99	(7.48)	5,050	.91		.91		2.36
(1.18)	(1.37)	(2.55)	36.56	22.66	5,027	.91		.91		3.54
(.85)	—	(.85)	32.06	18.41	3,703	.93		.93		2.70
(.86)	(.51)	(1.37)	27.81	(10.03)	3,136	.93		.93		2.85
(.13)	—	(.13)	28.36	2.37 [7]	2	1.69	[8]	1.69	[8]	.58	[8]
(.56)	—	(.56)	27.83	(11.32)	5	1.68		1.68		1.54
(.59)	(.97)	(1.56)	31.99	(8.16)	10	1.64		1.64		1.44
(.90)	(1.37)	(2.27)	36.54	21.71	16	1.66		1.66		2.66
(.61)	—	(.61)	32.04	17.55	17	1.69		1.69		1.85
(.63)	(.51)	(1.14)	27.78	(10.75)	20	1.70		1.70		1.98
(.17)	—	(.17)	28.23	2.35 [7]	245	1.73	[8]	1.73	[8]	.54	[8]
(.57)	—	(.57)	27.74	(11.35)	263	1.72		1.72		1.68
(.60)	(.97)	(1.57)	31.91	(8.19)	323	1.69		1.69		1.58
(.91)	(1.37)	(2.28)	36.47	21.66	309	1.71		1.71		2.73
(.60)	—	(.60)	32.00	17.47	225	1.74		1.74		1.89
(.63)	(.51)	(1.14)	27.76	(10.75)	195	1.73		1.73		2.05
(.24)	—	(.24)	28.32	2.73 [7]	364	.99	[8]	.99	[8]	1.39	[8]
(.79)	—	(.79)	27.80	(10.68)	768	.96		.96		2.11
(.84)	(.97)	(1.81)	31.98	(7.52)	1,662	.95		.95		2.38
(1.16)	(1.37)	(2.53)	36.55	22.57	1,226	.96		.96		3.53
(.85)	—	(.85)	32.06	18.39	844	.96		.96		2.97
(.85)	(.51)	(1.36)	27.81	(10.05)	437	.94		.94		2.92
(.32)	—	(.32)	28.31	2.88 [7]	3,339	.71	[8]	.71	[8]	1.56	[8]
(.86)	—	(.86)	27.82	(10.43)	3,024	.70		.70		3.02
(.93)	(.97)	(1.90)	32.00	(7.27)	2,161	.69		.69		2.71
(1.25)	(1.37)	(2.62)	36.57	22.90	1,228	.70		.70		3.79
(.92)	—	(.92)	32.07	18.64	697	.73		.73		2.95
(.92)	(.51)	(1.43)	27.81	(9.82)	512	.70		.70		3.40
(.27)	—	(.27)	28.27	2.73 [7]	118	.99	[8]	.99	[8]	1.28	[8]
(.78)	—	(.78)	27.78	(10.71)	118	1.00		1.00		2.45
(.84)	(.97)	(1.81)	31.96	(7.52)	130	.97		.97		2.29
(1.15)	(1.37)	(2.52)	36.52	22.56	129	.98		.98		3.48
(.83)	—	(.83)	32.03	18.35	93	1.00		1.00		2.66
(.84)	(.51)	(1.35)	27.78	(10.13)	71	1.00		1.00		2.84

See page 36 for footnotes.

International Growth and Income Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class 529-B:
Six months ended 12/31/2016[5,6]	$27.81	$.07	$.58	$.65
Year ended 6/30/2016	31.96	.39	(4.02)	(3.63)
Year ended 6/30/2015	36.51	.45	(3.48)	(3.03)
Year ended 6/30/2014	32.01	.88	5.84	6.72
Year ended 6/30/2013	27.75	.52	4.30	4.82
Year ended 6/30/2012	32.39	.52	(4.07)	(3.55)
Class 529-C:
Six months ended 12/31/2016[5,6]	27.64	.07	.58	.65
Year ended 6/30/2016	31.81	.47	(4.09)	(3.62)
Year ended 6/30/2015	36.36	.50	(3.51)	(3.01)
Year ended 6/30/2014	31.91	.93	5.77	6.70
Year ended 6/30/2013	27.68	.58	4.23	4.81
Year ended 6/30/2012	32.35	.58	(4.13)	(3.55)
Class 529-E:
Six months ended 12/31/2016[5,6]	27.78	.16	.58	.74
Year ended 6/30/2016	31.96	.62	(4.09)	(3.47)
Year ended 6/30/2015	36.52	.70	(3.53)	(2.83)
Year ended 6/30/2014	32.03	1.12	5.81	6.93
Year ended 6/30/2013	27.79	.77	4.22	4.99
Year ended 6/30/2012	32.46	.73	(4.13)	(3.40)
Class 529-F-1:
Six months ended 12/31/2016[5,6]	27.81	.22	.58	.80
Year ended 6/30/2016	32.00	.79	(4.14)	(3.35)
Year ended 6/30/2015	36.57	.83	(3.52)	(2.69)
Year ended 6/30/2014	32.07	1.30	5.79	7.09
Year ended 6/30/2013	27.81	.94	4.22	5.16
Year ended 6/30/2012	32.50	.89	(4.17)	(3.28)
Class R-1:
Six months ended 12/31/2016[5,6]	27.74	.09	.58	.67
Year ended 6/30/2016	31.91	.52	(4.09)	(3.57)
Year ended 6/30/2015	36.49	.60	(3.55)	(2.95)
Year ended 6/30/2014	32.01	1.14	5.74	6.88
Year ended 6/30/2013	27.78	.77	4.27	5.04
Year ended 6/30/2012	32.43	.69	(4.12)	(3.43)
Class R-2:
Six months ended 12/31/2016[5,6]	27.68	.08	.58	.66
Year ended 6/30/2016	31.85	.48	(4.10)	(3.62)
Year ended 6/30/2015	36.40	.51	(3.51)	(3.00)
Year ended 6/30/2014	31.94	.93	5.79	6.72
Year ended 6/30/2013	27.71	.60	4.24	4.84
Year ended 6/30/2012	32.38	.60	(4.13)	(3.53)

32	International Growth and Income Fund

Dividends and distributions
							Ratio of		Ratio of
Dividends		Total					expenses to		expenses to		Ratio of
(from net	Distributions	dividends	Net asset		Net assets,		average net		average net		net income
investment	(from capital	and	value, end		end of period		assets before		assets after		to average
income)	gains)	distributions	of period	Total return[3,4]	(in millions)		reimbursements		reimbursements[4]		net assets[2,4]
$(.09)	$—	$(.09)	$28.37	2.31%[7]	$—	[9]	1.79%[8]		1.79%[8]		.50%[8]
(.52)	—	(.52)	27.81	(11.43)	—	[9]	1.81		1.81		1.35
(.55)	(.97)	(1.52)	31.96	(8.28)	—	[9]	1.78		1.78		1.35
(.85)	(1.37)	(2.22)	36.51	21.55	1		1.80		1.80		2.53
(.56)	—	(.56)	32.01	17.38	1		1.83		1.83		1.67
(.58)	(.51)	(1.09)	27.75	(10.86)	1		1.83		1.83		1.81
(.16)	—	(.16)	28.13	2.34 [7]	28		1.78	[8]	1.78	[8]	.49	[8]
(.55)	—	(.55)	27.64	(11.44)	29		1.79		1.79		1.64
(.57)	(.97)	(1.54)	31.81	(8.26)	33		1.77		1.77		1.50
(.88)	(1.37)	(2.25)	36.36	21.56	32		1.78		1.78		2.67
(.58)	—	(.58)	31.91	17.42	23		1.82		1.82		1.85
(.61)	(.51)	(1.12)	27.68	(10.85)	18		1.82		1.82		2.02
(.25)	—	(.25)	28.27	2.63 [7]	4		1.20	[8]	1.20	[8]	1.07	[8]
(.71)	—	(.71)	27.78	(10.92)	4		1.22		1.22		2.17
(.76)	(.97)	(1.73)	31.96	(7.74)	5		1.21		1.21		2.07
(1.07)	(1.37)	(2.44)	36.52	22.26	5		1.23		1.23		3.21
(.75)	—	(.75)	32.03	18.01	3		1.26		1.26		2.45
(.76)	(.51)	(1.27)	27.79	(10.34)	2		1.27		1.27		2.56
(.31)	—	(.31)	28.30	2.84 [7]	12		.78	[8]	.78	[8]	1.49	[8]
(.84)	—	(.84)	27.81	(10.55)	11		.79		.79		2.73
(.91)	(.97)	(1.88)	32.00	(7.34)	11		.77		.77		2.47
(1.22)	(1.37)	(2.59)	36.57	22.81	11		.78		.78		3.72
(.90)	—	(.90)	32.07	18.60	7		.81		.81		3.00
(.90)	(.51)	(1.41)	27.81	(9.94)	4		.81		.81		3.11
(.18)	—	(.18)	28.23	2.39 [7]	8		1.66	[8]	1.66	[8]	.60	[8]
(.60)	—	(.60)	27.74	(11.25)[10]	10		1.59	[10]	1.59	[10]	1.80	[10]
(.66)	(.97)	(1.63)	31.91	(8.05)[10]	13		1.57	[10]	1.57	[10]	1.81	[10]
(1.03)	(1.37)	(2.40)	36.49	22.07 [10]	9		1.35	[10]	1.35	[10]	3.28	[10]
(.81)	—	(.81)	32.01	18.19 [10]	5		1.16	[10]	1.16	[10]	2.48	[10]
(.71)	(.51)	(1.22)	27.78	(10.47)[10]	4		1.39	[10]	1.39	[10]	2.40	[10]
(.18)	—	(.18)	28.16	2.36 [7]	48		1.69	[8]	1.69	[8]	.58	[8]
(.55)	—	(.55)	27.68	(11.42)	47		1.79		1.79		1.66
(.58)	(.97)	(1.55)	31.85	(8.23)	52		1.74		1.74		1.51
(.89)	(1.37)	(2.26)	36.40	21.62	53		1.74		1.74		2.69
(.61)	—	(.61)	31.94	17.48	40		1.74		1.74		1.93
(.63)	(.51)	(1.14)	27.71	(10.80)	29		1.78		1.76		2.12

See page 36 for footnotes.

International Growth and Income Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class R-2E:
Six months ended 12/31/2016[5,6]	$27.74	$.12	$.59	$.71
Year ended 6/30/2016	31.96	.87	(4.35)	(3.48)
Period from 8/29/2014 to 6/30/2015[5,11]	35.91	.69	(2.75)	(2.06)
Class R-3:
Six months ended 12/31/2016[5,6]	27.76	.15	.58	.73
Year ended 6/30/2016	31.94	.64	(4.12)	(3.48)
Year ended 6/30/2015	36.50	.71	(3.55)	(2.84)
Year ended 6/30/2014	32.02	1.09	5.82	6.91
Year ended 6/30/2013	27.78	.76	4.23	4.99
Year ended 6/30/2012	32.45	.72	(4.13)	(3.41)
Class R-4:
Six months ended 12/31/2016[5,6]	27.79	.19	.58	.77
Year ended 6/30/2016	31.98	.73	(4.12)	(3.39)
Year ended 6/30/2015	36.54	.83	(3.56)	(2.73)
Year ended 6/30/2014	32.05	1.26	5.77	7.03
Year ended 6/30/2013	27.80	.88	4.23	5.11
Year ended 6/30/2012	32.48	.85	(4.16)	(3.31)
Class R-5E:
Six months ended 12/31/2016[5,6]	27.79	.21	.58	.79
Period from 11/20/2015 to 6/30/2016[5,12]	29.43	.54	(1.61)	(1.07)
Class R-5:
Six months ended 12/31/2016[5,6]	27.95	.24	.58	.82
Year ended 6/30/2016	32.15	.82	(4.14)	(3.32)
Year ended 6/30/2015	36.72	.92	(3.57)	(2.65)
Year ended 6/30/2014	32.19	1.29	5.87	7.16
Year ended 6/30/2013	27.91	.94	4.28	5.22
Year ended 6/30/2012	32.60	.91	(4.15)	(3.24)
Class R-6:
Six months ended 12/31/2016[5,6]	27.81	.24	.58	.82
Year ended 6/30/2016	31.99	.85	(4.13)	(3.28)
Year ended 6/30/2015	36.56	.93	(3.56)	(2.63)
Year ended 6/30/2014	32.06	1.37	5.79	7.16
Year ended 6/30/2013	27.80	.97	4.25	5.22
Year ended 6/30/2012	32.48	.93	(4.15)	(3.22)

	Six months ended
	December 31,	Year ended June 30
	2016[5,6,7]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	17%	37%	25%	29%	37%	24%

See Notes to Financial Statements

34	International Growth and Income Fund

Dividends and distributions
							Ratio of		Ratio of
Dividends		Total					expenses to		expenses to		Ratio of
(from net	Distributions	dividends	Net asset		Net assets,		average net		average net		net income
investment	(from capital	and	value, end		end of period		assets before		assets after		to average
income)	gains)	distributions	of period	Total return[3,4]	(in millions)		reimbursements		reimbursements[4]		net assets[2,4]
$(.24)	$—	$(.24)	$28.21	2.53%[7]	$1		1.40%[8]		1.40%[8]		.85%[8]
(.74)	—	(.74)	27.74	(10.97)	—	[9]	1.38		1.38		3.19
(.92)	(.97)	(1.89)	31.96	(5.73)[7,10]	—	[9]	.77	[8,10]	.77	[8,10]	2.48	[8,10]
(.24)	—	(.24)	28.25	2.61 [7]	59		1.26	[8]	1.26	[8]	1.00	[8]
(.70)	—	(.70)	27.76	(10.95)	60		1.25		1.25		2.22
(.75)	(.97)	(1.72)	31.94	(7.77)	60		1.25		1.25		2.13
(1.06)	(1.37)	(2.43)	36.50	22.20	46		1.26		1.26		3.14
(.75)	—	(.75)	32.02	18.02	33		1.27		1.27		2.43
(.75)	(.51)	(1.26)	27.78	(10.37)	22		1.29		1.29		2.53
(.28)	—	(.28)	28.28	2.76 [7]	78		.95	[8]	.95	[8]	1.32	[8]
(.80)	—	(.80)	27.79	(10.67)	74		.93		.93		2.54
(.86)	(.97)	(1.83)	31.98	(7.46)	72		.93		.93		2.48
(1.17)	(1.37)	(2.54)	36.54	22.61	51		.93		.93		3.62
(.86)	—	(.86)	32.05	18.43	26		.93		.93		2.82
(.86)	(.51)	(1.37)	27.80	(10.06)	15		.94		.94		2.98
(.30)	—	(.30)	28.28	2.83 [7]	—	[9]	.81	[8]	.81	[8]	1.44	[8]
(.57)	—	(.57)	27.79	(3.68)[7]	—	[9]	.78	[8]	.78	[8]	3.16	[8]
(.33)	—	(.33)	28.44	2.90 [7]	28		.64	[8]	.64	[8]	1.63	[8]
(.88)	—	(.88)	27.95	(10.39)	26		.63		.63		2.85
(.95)	(.97)	(1.92)	32.15	(7.19)	26		.63		.63		2.72
(1.26)	(1.37)	(2.63)	36.72	22.95	21		.63		.63		3.69
(.94)	—	(.94)	32.19	18.77	40		.65		.65		3.00
(.94)	(.51)	(1.45)	27.91	(9.81)	33		.66		.66		3.19
(.33)	—	(.33)	28.30	2.94 [7]	2,011		.59	[8]	.59	[8]	1.68	[8]
(.90)	—	(.90)	27.81	(10.33)	1,657		.58		.58		2.98
(.97)	(.97)	(1.94)	31.99	(7.18)	1,305		.58		.58		2.79
(1.29)	(1.37)	(2.66)	36.56	23.04	949		.59		.59		3.91
(.96)	—	(.96)	32.06	18.83	593		.61		.61		3.11
(.95)	(.51)	(1.46)	27.80	(9.78)	392		.61		.61		3.26

See page 36 for footnotes.

International Growth and Income Fund	35

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended June 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.28 and .81 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $1 million.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Class R-2E shares were offered beginning August 29, 2014.
[12]	Class R-5E shares were offered beginning November 20, 2015.

36	International Growth and Income Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2016, through December 31, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

International Growth and Income Fund	37

	Beginning account value 7/1/2016	Ending account value 12/31/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,027.54	$4.80	.94%
Class A - assumed 5% return	1,000.00	1,020.47	4.79	.94
Class B - actual return	1,000.00	1,023.74	8.62	1.69
Class B - assumed 5% return	1,000.00	1,016.69	8.59	1.69
Class C - actual return	1,000.00	1,023.51	8.82	1.73
Class C - assumed 5% return	1,000.00	1,016.48	8.79	1.73
Class F-1 - actual return	1,000.00	1,027.31	5.06	.99
Class F-1 - assumed 5% return	1,000.00	1,020.21	5.04	.99
Class F-2 - actual return	1,000.00	1,028.76	3.63	.71
Class F-2 - assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 529-A - actual return	1,000.00	1,027.33	5.06	.99
Class 529-A - assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 529-B - actual return	1,000.00	1,023.14	9.13	1.79
Class 529-B - assumed 5% return	1,000.00	1,016.18	9.10	1.79
Class 529-C - actual return	1,000.00	1,023.43	9.08	1.78
Class 529-C - assumed 5% return	1,000.00	1,016.23	9.05	1.78
Class 529-E - actual return	1,000.00	1,026.29	6.13	1.20
Class 529-E - assumed 5% return	1,000.00	1,019.16	6.11	1.20
Class 529-F-1 - actual return	1,000.00	1,028.37	3.99	.78
Class 529-F-1 - assumed 5% return	1,000.00	1,021.27	3.97	.78
Class R-1 - actual return	1,000.00	1,023.93	8.47	1.66
Class R-1 - assumed 5% return	1,000.00	1,016.84	8.44	1.66
Class R-2 - actual return	1,000.00	1,023.62	8.62	1.69
Class R-2 - assumed 5% return	1,000.00	1,016.69	8.59	1.69
Class R-2E - actual return	1,000.00	1,025.32	7.15	1.40
Class R-2E - assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class R-3 - actual return	1,000.00	1,026.07	6.43	1.26
Class R-3 - assumed 5% return	1,000.00	1,018.85	6.41	1.26
Class R-4 - actual return	1,000.00	1,027.64	4.86	.95
Class R-4 - assumed 5% return	1,000.00	1,020.42	4.84	.95
Class R-5E - actual return	1,000.00	1,028.26	4.14	.81
Class R-5E - assumed 5% return	1,000.00	1,021.12	4.13	.81
Class R-5 - actual return	1,000.00	1,028.99	3.27	.64
Class R-5 - assumed 5% return	1,000.00	1,021.98	3.26	.64
Class R-6 - actual return	1,000.00	1,029.41	3.02	.59
Class R-6 - assumed 5% return	1,000.00	1,022.23	3.01	.59

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

38	International Growth and Income Fund

Approval of Investment Advisory and Service Agreement

International Growth and Income Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

International Growth and Income Fund	39

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital with current income. They compared the fund’s investment results with those of other funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper International Funds Index and the MSCI All Country World ex USA Index. They noted that the investment results of the fund compared favorably to the results of the Lipper index and the MSCI index for the lifetime period and were mixed for shorter periods. They also noted that the volatility of the fund’s monthly returns was less than both indexes. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper International Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

40	International Growth and Income Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

International Growth and Income Fund	41

This page was intentionally left blank.

42	International Growth and Income Fund

This page was intentionally left blank.

International Growth and Income Fund	43

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	International Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2016, portfolio of International Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

International Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of International Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

International Growth and Income FundSM
Investment portfolio
December 31, 2016
unaudited
Common stocks 91.36% Financials 15.43%	Shares	Value (000)
Prudential PLC[1]	9,193,572	$183,376
Toronto-Dominion Bank	2,583,000	127,395
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	24,900,000	126,233
AXA SA1	4,711,200	118,882
AIA Group Ltd.[1]	18,914,600	105,851
Banco Santander, SA1	19,417,023	101,361
ICICI Bank Ltd.[1]	14,145,300	53,038
ICICI Bank Ltd. (ADR)	5,750,000	43,068
National Australia Bank Ltd.[1]	4,244,191	93,675
Svenska Handelsbanken AB, Class A1	5,707,000	79,294
HDFC Bank Ltd.[1]	2,396,694	46,732
HDFC Bank Ltd. (ADR)	453,707	27,531
Fairfax Financial Holdings Ltd., subordinate voting	64,865	31,570
Fairfax Financial Holdings Ltd., subordinate voting	58,200	28,110
ABN AMRO Group NV, depository receipts[1]	2,500,000	55,375
Credit Suisse Group AG1	3,414,692	48,758
Sampo Oyj, Class A1	1,054,500	47,154
BNP Paribas SA1	734,600	46,795
Shinsei Bank, Ltd.[1]	24,844,000	41,783
Ping An Insurance (Group) Co. of China, Ltd., Class H1	7,500,000	37,315
Indiabulls Housing Finance Ltd.[1]	3,900,000	37,130
ORIX Corp.[1]	2,200,000	34,084
Suncorp Group Ltd.[1]	3,000,000	29,181
Daiwa Securities Group Inc.[1]	4,725,000	29,026
CYBG PLC (CDI)[1,2]	5,092,800	17,770
CYBG PLC[1,2]	1,580,000	5,455
Sberbank of Russia PJSC (ADR) [1]	1,794,000	20,717
Industrial and Commercial Bank of China Ltd., Class H1	26,600,000	15,865
Piraeus Bank SA1,2	241,543	53
		1,632,577
Energy 11.22%
Royal Dutch Shell PLC, Class B1	9,396,400	268,134
Royal Dutch Shell PLC, Class B (ADR)	180,000	10,435
Enbridge Inc. (CAD denominated)	5,449,155	229,306
TOTAL SA1	3,458,745	176,561
Schlumberger Ltd.	1,210,000	101,580
Pembina Pipeline Corp.	2,981,591	93,180
LUKOIL Oil Co. PJSC (ADR)[1]	1,305,000	73,082
Reliance Industries Ltd.[1]	3,470,000	55,262
Keyera Corp.	1,796,000	54,121
Galp Energia, SGPS, SA, Class B1	2,875,000	42,737
China Petroleum & Chemical Corp., Class H1	45,000,000	31,844
CNOOC Ltd.[1]	20,050,000	24,754
International Growth and Income Fund — Page 1 of 7

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Coal India Ltd.[1]	3,500,000	$15,447
Gazprom PJSC (ADR)[1]	2,085,000	10,513
		1,186,956
Consumer discretionary 10.56%
ProSiebenSat.1 Media SE1	3,335,000	128,924
MGM China Holdings Ltd.[1]	60,772,800	125,455
HUGO BOSS AG1	1,579,298	97,449
Christian Dior SE1	423,800	88,789
Sony Corp.[1]	3,045,000	84,624
Wynn Macau, Ltd.[1]	42,474,000	67,247
Paddy Power Betfair PLC[1]	600,048	64,115
Steinhoff International Holdings NV1	5,480,000	28,298
Steinhoff International Holdings NV1	5,000,000	25,737
NOS, SGPS, SA1	8,086,076	47,979
adidas AG1	266,500	42,118
Kroton Educacional SA, ordinary nominative	9,600,000	39,318
Cie. Financière Richemont SA, Class A1	567,500	37,575
Dixons Carphone PLC[1]	6,986,000	30,456
Toyota Motor Corp.[1]	507,000	29,598
Ryohin Keikaku Co., Ltd.[1]	145,000	28,353
OPAP SA1	3,042,048	26,899
SES SA, Class A (FDR)[1]	1,190,000	26,205
Hyundai Mobis Co., Ltd.[1]	109,000	23,773
Continental AG1	97,000	18,882
Fuji Media Holdings, Inc.[1]	885,000	12,368
Barratt Developments PLC[1]	1,967,500	11,193
Sands China Ltd.[1]	2,550,000	10,967
Pearson PLC[1]	962,000	9,654
Pacific Textiles Holdings Ltd.[1]	6,196,000	6,702
Mahindra & Mahindra Ltd.[1]	270,635	4,703
		1,117,381
Information technology 9.49%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	63,603,506	356,182
Nintendo Co., Ltd.[1]	757,900	158,436
Murata Manufacturing Co., Ltd.[1]	667,000	88,823
Vanguard International Semiconductor Corp.[1]	50,975,000	88,380
AAC Technologies Holdings Inc.[1]	7,917,000	71,226
Samsung Electronics Co., Ltd.[1]	37,500	55,408
ASML Holding NV1	412,500	46,218
ASM Pacific Technology Ltd.[1]	3,757,100	39,774
Tech Mahindra Ltd.[1]	5,402,500	38,777
Nokia Corp.[1]	4,020,000	19,276
Quanta Computer Inc.[1]	9,999,830	18,606
Tencent Holdings Ltd.[1]	517,000	12,548
Alibaba Group Holding Ltd. (ADR)[2]	120,000	10,537
		1,004,191
Industrials 7.99%
Flughafen Zürich AG1	617,000	114,476
BAE Systems PLC[1]	13,690,000	99,419
Komatsu Ltd.[1]	3,950,000	89,156
International Consolidated Airlines Group, SA (CDI)[1]	14,485,000	78,555
Wolseley PLC[1]	1,262,427	77,127
International Growth and Income Fund — Page 2 of 7

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Geberit AG1	170,700	$68,313
Meggitt PLC[1]	10,584,491	59,772
Ryanair Holdings PLC (ADR)[2]	672,529	55,995
Abertis Infraestructuras, SA, Class A, non-registered shares[1]	3,428,418	47,968
Airbus Group SE, non-registered shares[1]	500,000	32,999
Toshiba Corp.[1,2]	11,500,000	27,785
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1]	1,161,000	26,877
ASSA ABLOY AB, Class B1	1,320,000	24,486
Grupo Aeroportuario del Pacífico SAB de CV	2,572,000	21,152
Edenred SA1	1,055,000	20,908
		844,988
Consumer staples 6.98%
British American Tobacco PLC[1]	3,748,300	212,824
Nestlé SA1	2,003,700	143,718
Kao Corp.[1]	1,667,000	78,871
LAWSON, INC.[1]	727,000	51,036
Booker Group PLC[1]	22,338,000	48,193
Pernod Ricard SA1	382,800	41,469
Associated British Foods PLC[1]	1,114,000	37,649
Shoprite Holdings Ltd.[1]	2,586,000	32,269
President Chain Store Corp.[1]	4,100,000	29,328
Ambev SA	5,255,000	26,479
Coca-Cola European Partners PLC	574,000	18,024
Wesfarmers Ltd.[1]	589,620	17,901
		737,761
Telecommunication services 6.20%
Vodafone Group PLC[1]	49,020,000	120,564
Mobile TeleSystems OJSC (ADR)	9,208,000	83,885
China Mobile Ltd.[1]	7,275,000	76,284
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B1	213,659,912	62,855
SoftBank Group Corp.[1]	916,000	60,472
TDC A/S1,2	10,825,000	55,577
Deutsche Telekom AG1	2,985,000	51,281
NTT DoCoMo, Inc.[1]	1,975,000	44,913
Orange[1]	2,630,000	39,912
Telia Co. AB1	6,285,000	25,284
Hellenic Telecommunications Organization SA1	1,822,300	17,129
HKT Trust and HKT Ltd., units[1]	13,428,000	16,434
NII Holdings, Inc.[2]	560,254	1,205
		655,795
Utilities 6.02%
Enel SPA[1]	24,440,500	107,553
Power Assets Holdings Ltd.[1]	12,206,500	107,539
Northland Power Inc.	4,659,000	80,851
Fortum Oyj[1]	4,325,000	66,197
Rubis SCA[1]	748,575	61,710
EDP - Energias de Portugal, SA1	18,289,000	55,696
SSE PLC[1]	2,711,452	51,833
CLP Holdings Ltd.[1]	3,825,000	34,950
Electricité de France SA1	2,947,612	29,951
International Growth and Income Fund — Page 3 of 7

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Cheung Kong Infrastructure Holdings Ltd.[1]	3,697,000	$29,404
National Grid PLC[1]	931,956	10,900
		636,584
Materials 4.69%
Rio Tinto PLC[1]	2,717,000	103,465
James Hardie Industries PLC (CDI)[1]	5,265,000	83,366
Koninklijke DSM NV1	1,265,000	75,731
Air Liquide SA, bonus shares[1]	254,049	28,203
Air Liquide SA, non-registered shares[1]	201,025	22,316
Air Liquide SA1	183,090	20,325
Glencore PLC[1,2]	13,476,856	45,297
Asahi Kasei Corp.[1]	4,700,000	40,919
Croda International PLC[1]	641,296	25,158
Anhui Conch Cement Co. Ltd., Class H1	8,117,000	21,905
Vale SA, Class A, preferred nominative	2,810,000	20,151
Amcor Ltd.[1]	860,000	9,264
		496,100
Health care 4.68%
AstraZeneca PLC[1]	2,870,000	155,650
Novo Nordisk A/S, Class B1	1,864,775	66,982
Bayer AG1	624,500	65,151
Hypermarcas SA, ordinary nominative	6,685,000	53,670
Novartis AG1	734,000	53,390
Sanofi[1]	440,000	35,585
Fisher & Paykel Healthcare Corp. Ltd.[1]	4,336,000	25,592
Roche Holding AG, non-registered shares, nonvoting[1]	102,000	23,241
Sartorius AG, non-registered shares, nonvoting preferred[1]	208,000	15,401
		494,662
Real estate 3.24%
Link REIT[1]	17,712,152	114,376
Sun Hung Kai Properties Ltd.[1]	8,373,069	104,832
Brookfield Property Partners LP	2,150,500	47,289
Fibra Uno Administración, SA de CV REIT	26,350,000	40,371
Longfor Properties Co. Ltd.[1]	25,493,000	32,254
Sino-Ocean Land Holdings Ltd.[1]	8,399,500	3,745
		342,867
Miscellaneous 4.86%
Other common stocks in initial period of acquisition		514,220
Total common stocks (cost: $9,165,099,000)		9,664,082
Preferred securities 0.28% Financials 0.28%
HSBC Holdings PLC, Series 2, 8.00%	1,162,795	30,000
Total preferred securities (cost: $30,265,000)		30,000
International Growth and Income Fund — Page 4 of 7

unaudited
Rights & warrants 0.00% Financials 0.00%	Shares	Value (000)
Piraeus Bank, SA, warrants, expire 2018[1,2]	8,630,614	$—
Total rights & warrants (cost: $0)		—
Convertible bonds 0.29% Consumer staples 0.15%	Principal amount (000)
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR214,390	16,059
Miscellaneous 0.14%
Other convertible bonds in initial period of acquisition		14,579
Total convertible bonds (cost: $43,060,000)		30,638
Bonds, notes & other debt instruments 0.94% Bonds & notes of governments & government agencies outside the U.S. 0.49%
Buenos Aires (City of) 8.95% 2021[3,4]	$25,000	28,000
India (Republic of) 8.60% 2028	INR1,424,600	23,588
		51,588
Corporate bonds & notes 0.31% Consumer discretionary 0.19%
Myriad International Holdings 6.00% 2020[4]	$18,700	20,301
Financials 0.12%
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% 2049[4]	5,410	6,013
Société Générale, junior subordinated 6.999% 2049	€6,200	6,873
		12,886
Total corporate bonds & notes		33,187
U.S. Treasury bonds & notes 0.14% U.S. Treasury 0.14%
U.S. Treasury 0.875% 2017	$14,775	14,787
Total U.S. Treasury bonds & notes		14,787
Total bonds, notes & other debt instruments (cost: $89,488,000)		99,562
Short-term securities 7.25%
Bank of Montreal 1.08% due 3/21/2017	20,000	19,954
Bank of Nova Scotia 0.98% due 1/17/2017[4]	24,900	24,893
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.66%–0.72% due 1/5/2017–2/1/2017	50,900	50,885
CPPIB Capital Inc. 0.69% due 1/6/2017[4]	25,000	24,998
Export Development Canada 0.83% due 2/27/2017	20,000	19,979
Fairway Finance Corp. 1.05% due 3/20/2017[4]	50,000	49,899
Federal Home Loan Bank 0.38%–0.52% due 1/11/2017–2/28/2017	289,806	289,725
Freddie Mac 0.60% due 1/5/2017	31,900	31,899
General Electric Co. 0.60% due 1/3/2017	10,500	10,499
Nordea Bank AB 0.91% due 1/12/2017[4]	39,300	39,292
Sumitomo Mitsui Banking Corp. 1.00% due 4/4/2017[4]	50,000	49,873
Toronto-Dominion Holdings USA Inc. 0.69%–0.70% due 1/20/2017–1/31/2017[4]	75,000	74,971
Total Capital Canada Ltd. 0.93% due 3/20/2017[4]	50,000	49,904
International Growth and Income Fund — Page 5 of 7

unaudited
Short-term securities	Principal amount (000)	Value (000)
U.S. Treasury Bills 0.42% due 2/9/2017	$9,900	$9,895
Victory Receivables Corp. 0.82% due 1/18/2017[4]	20,000	19,994
Total short-term securities (cost: $766,615,000)		766,660
Total investment securities 100.12% (cost: $10,094,527,000)		10,590,942
Other assets less liabilities (0.12)%		(12,240)
Net assets 100.00%		$10,578,702
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $191,261,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/6/2017	HSBC Bank	$12,597	A$16,500	$692
British pounds	1/13/2017	Bank of America, N.A.	$60,413	£48,000	1,231
British pounds	1/13/2017	JPMorgan Chase	$26,452	£21,000	560
British pounds	1/24/2017	Bank of America, N.A.	$9,902	£7,950	97
Japanese yen	1/6/2017	JPMorgan Chase	$4,473	¥465,000	492
Japanese yen	1/10/2017	Citibank	$7,385	¥836,200	225
Japanese yen	1/19/2017	Bank of America, N.A.	$10,673	¥1,162,000	718
Japanese yen	1/24/2017	Bank of New York Mellon	$6,701	¥789,287	(63)
Japanese yen	2/17/2017	UBS AG	$4,050	¥465,000	62
Japanese yen	3/14/2017	Bank of America, N.A.	$5,243	¥600,000	90
					$4,104
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $8,079,311,000, which represented 76.37% of the net assets of the fund. This amount includes $7,984,052,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $388,138,000, which represented 3.67% of the net assets of the fund.

International Growth and Income Fund — Page 6 of 7

unaudited
Key to abbreviations and symbols
A$ = Australian dollars
ADR = American Depositary Receipts
£ = British pounds
CAD = Canadian dollars
CDI = CREST Depository Interest
€ = Euros
FDR = Fiduciary Depositary Receipts
INR = Indian rupees
¥ = Japanese yen
ZAR = South African rand
Refer to the fund’s current shareholder report for additional disclosures.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-034-0217O-S54063	International Growth and Income Fund — Page 7 of 7

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2017